SHORT-TERM DEBT	12 Months Ended
Oct. 31, 2023
Short-Term Debt [Abstract]
SHORT-TERM DEBT	SHORT-TERM DEBT
Credit Facilities

On June 7, 2023, we entered into a new credit agreement with a group of financial institutions which provides for a $1.5 billion five-year unsecured credit facility that will expire on June 7, 2028, and an incremental revolving credit facility in an aggregate amount of up to $750 million. The credit facility replaced the existing credit facility which was terminated on the closing date of the new facility. During the year ended October 31, 2023, we borrowed and repaid $360 million under the credit facility. As of both October 31, 2023 and 2022, we had no borrowings outstanding under both the credit facility and the incremental revolving credit facility. We were in compliance with the covenants for the credit facility during the year ended October 31, 2023.

On June 2, 2023, we entered into an Uncommitted Money Market Line Credit agreement with Societe Generale which provides for an aggregate borrowing capacity of $300 million. The credit facility is an uncommitted short-term cash advance facility where each request must be at least $1 million. The interest rate is set by the lender at the time of the borrowing and is fixed for the duration of the advance. During the year ended October 31, 2023, we borrowed and repaid $61 million. As of October 31, 2023, we had no borrowings outstanding under the credit facility.

Commercial Paper
Under our U.S. commercial paper program, we may issue and sell unsecured, short-term promissory notes in the aggregate principal amount not to exceed $1.5 billion with up to 397-day maturities. At any point in time, the company intends to maintain available commitments under its revolving credit facility in an amount at least equal to the amount of the commercial paper notes outstanding. Amounts available under the program may be borrowed, repaid and re-borrowed from time to time. The proceeds from issuances under the program may be used for general corporate purposes. During the year ended October 31, 2023, we borrowed $1.67 billion and repaid $1.70 billion. As of October 31, 2023, we had no borrowings outstanding under our U.S. commercial paper program. As of October 31, 2022, we had borrowings of $35 million outstanding under the U.S. commercial paper program and had a weighted average annual interest rate of 3.54 percent.